Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net loss	$ (5,263)	$ (3,992)	$ (6,832)
Other comprehensive income (loss):
Foreign currency translation adjustments	42	(28)	(22)
Total other comprehensive loss	42	(28)	(22)
Comprehensive loss	$ (5,221)	$ (4,020)	$ (6,854)